Business Segment Information	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Business Segment Information
5.	BUSINESS SEGMENT INFORMATION
The different business segments in which the Group’s organization is structured consider the different activities from which the Group can obtain revenues and incur expenses. Such organizational structure is based on the way in which the chief decision maker analyzes the main operating and financial magnitudes for making decisions about resource allocation and performance assessment, also considering the business strategy of the Group.
Business segment information is presented consistently with the manner of reporting the information used by the chief decision maker to allocate resources and assess business segment performance.
The business segment structure is organized as follows:

•	Upstream
The Upstream business segment performs all activities related to the exploration and exploitation of hydrocarbon fields and production of crude oil and natural gas.
Its revenues are mainly derived from: (i) the sale of the crude oil produced to the Downstream business segment; and (ii) the sale of the natural gas produced and the natural gas retained in plant to the Gas and Power business segment.
It incurs all costs related to the activities mentioned above.
On July 1, 2024, certain assets related to the production of frac sand for well drilling/fracking purposes, which were formerly included in Upstream business segment, were assigned to Central Administration and Others. In addition, the comparative information for fiscal years ended December 31, 2023 and 2022 has been restated.

•	Downstream
The Downstream business segment performs activities related to: (i) crude oil refining and the production of petrochemical products; (ii) logistics related to the transportation of crude oil to the refineries and the transportation and distribution of refined and petrochemical products to be marketed at the different sales channels; (iii) commercialization of refined and petrochemical products obtained from such processes; (iv) commercialization of crude oil; and (v) commercialization of specialties for the agribusiness industry and of grains and their by-products.
Its revenues are mainly derived from the sale of crude oil, refined and petrochemical products, specialties for the agribusiness industry and grains and their by-products.
These operations are performed through the businesses of B2C (Retail), B2B (Industries, Transportation, Aviation, Agro, Lubricants and Specialties), LPG, Chemicals, International Trade and Transportation and Sales to Companies.
It incurs all costs related to the activities mentioned above, including the purchase of: (i) crude oil from the Upstream business segment and third parties; (ii) gasoline and natural gas to be consumed in the refinery and petrochemical industrial complexes from the Gas and Power business segment; and (iii) propane and butane to be commercialized from the Gas and Power business segment.

•	Gas and Power
The Gas and Power business segment performs activities related to: (i) natural gas transportation to third parties and the Downstream business segment and its commercialization; (ii) commercial and technical operation of the LNG regasification terminal in Escobar by hiring a regasification vessel; (iii) transportation, conditioning and processing of natural gas retained in plant for the separation and fractionation of gasoline, propane and butane; (iv) distribution of natural gas through our subsidiary Metrogas; and (v) the storage of the natural gas produced. Also, through our investments in associates and joint ventures, the Gas and Power business segment undertakes activities related to: (i) separation of natural gas liquids and their fractionation, storage and transportation for the production of ethane, propane, butane and gasoline; (ii) generation of conventional thermal electric power and renewable energy; and (iii) production, storage, distribution and sale of fertilizers.

Its revenues are mainly derived from the commercialization of natural gas as producers to third parties and the Downstream business segment, the distribution of natural gas through our subsidiary Metrogas, the sale of gasoline, propane and butane to the Downstream business segment and the provision of LNG regasification services.
It incurs all costs related to the activities mentioned above, including the purchase of natural gas and natural gas retained in plant from the Upstream business segment.

•	Central Administration and Others
It covers other activities performed by the Group not falling under the business segments mentioned above and which are not reporting business segments, mainly comprising corporate administrative expenses and assets and construction activities.
On July 1, 2024, certain assets related to the production of frac sand for well drilling/fracking purposes, which were formerly included in Upstream business segment, were assigned to Central Administration and Others. In addition, the comparative information for fiscal years ended December 31, 2023 and 2022, has been restated.
Sales between business segments were made at internal transfer prices established by the Group, which approximately reflect domestic market prices.
Operating profit or loss and assets of each business segment have been determined after consolidation adjustments.

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2024
Revenues	50		15,813	2,618	812	-	19,293
Revenues from intersegment sales	8,225		77	397	1,072	(9,771)	-

Revenues	8,275		15,890	3,015	1,884	(9,771)	19,293

Operating profit or loss	515	(3)	1,306	146	(371)	(116)	1,480
Income from equity interests in associates and joint ventures	-		45	352	(1)	-	396

Net financial results							(695)
Net profit before income tax							1,181
Income tax							1,212
Net profit							2,393

Acquisitions of property, plant and equipment	4,177		1,151	142	130	-	5,600
Acquisitions of right-of-use assets	211		181	24	28	-	444
Assets	12,795		10,428	3,500	2,896	(228)	29,391

Other income statement items
Depreciation of property, plant and equipment (2)	1,809		492	54	91	-	2,446
Amortization of intangible assets	-		29	13	1	-	43
Depreciation of right-of-use assets	154		84	31	1	-	270
Impairment of property, plant and equipment and inventories write-down (4)	79		3	-	5	-	87

For the year ended December 31, 2023
Revenues	32		14,888	2,017	374	-	17,311
Revenues from intersegment sales	7,211		100	357	781	(8,449)	-

Revenues	7,243		14,988	2,374	1,155	(8,449)	17,311

Operating profit or loss	(1,915)	(3)	896	(3)	(282)	56	(1,248)
Income from equity interests in associates and joint ventures	-		10	84	-	-	94

Net financial results							897
Net loss before income tax							(257)
Income tax							(1,020)
Net loss							(1,277)

Acquisitions of property, plant and equipment	4,717		1,140	178	156	-	6,191
Acquisitions of right-of-use assets	363		19	22	-	-	404
Assets	10,869		9,916	2,282	2,086	(118)	25,035

Other income statement items
Depreciation of property, plant and equipment (2)	2,437		464	44	71	-	3,016
Amortization of intangible assets	-		30	7	-	-	37
Depreciation of right-of-use assets	131		71	19	-	(1)	220
Impairment of property, plant and equipment (4)	2,288		-	-	-	-	2,288

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2022
Revenues	51		16,016	2,304	386	-	18,757
Revenues from intersegment sales	7,134		109	391	779	(8,413)	-

Revenues	7,185		16,125	2,695	1,165	(8,413)	18,757

Operating profit or loss	1,306	(3)	1,523	90	(401)	(36)	2,482
Income from equity interests in associates and joint ventures	-		23	428	(5)	-	446

Net financial results							128
Net profit before income tax							3,056
Income tax							(822)
Net profit							2,234

Acquisitions of property, plant and equipment	3,378		837	78	166	-	4,459
Acquisitions of right-of-use assets	204		102	-	-	-	306
Assets	11,317		9,530	3,215	2,018	(168)	25,912

Other income statement items
Depreciation of property, plant and equipment (2)	1,935		477	48	91	-	2,551
Amortization of intangible assets	-		29	12	2	-	43
Depreciation of right-of-use assets	140		59	20	-	(5)	214
Impairment of property, plant and equipment (4)	123		-	-	-	-	123

(1)	Corresponds to the eliminations among the business segments of the Group.

(2)	Includes depreciation of charges for impairment of property, plant and equipment.

(3)	Includes (133), (21) and (26) of unproductive exploratory drillings as of December 31, 2024, 2023 and 2022, respectively.

(4)	See Notes 2.b.8), 2.c), 8, 11 and 12.
The distribution of revenue and
non-current
assets by geographic area is broken down in Notes 7, 8, 9
and
25.